TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Loss before income tax expense as reported in the consolidated statements of comprehensive income	$ (2,544)	$ (3,701)	$ (2,567)
Statutory tax rates	23.00%	24.00%	25.00%	20.00%
Theoretical tax benefit calculated	$ (585)	$ (888)	$ (642)
Changed in liability for undistributed income of subsidiaries		29	37
Losses and other items for which a valuation allowance was provided	271	1,218	1,160
Change in effective on corporate tax rate		(49)	(17)
Changes in deferred tax of carryforward losses due to sale of investment in previously consolidated subsidiaries			492
Tax benefit (expense) arising from "Preferred enterprises"	189	296	250
Foreign tax rate differential in subsidiaries	22	44	20
Other	166	(576)	(142)
Total	648	962	1,800
Income tax expense	$ 63	$ 74	$ 1,158